March 3, 2026

VIA EDGAR
Filing Desk
Securities and Exchange Commission
100 F Street NE
Washington, DC  20549

Re:                  AIM ETF Products Trust (the “Trust”)
File Nos. 333-235734 and 811-23504

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the Prospectuses for AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF, AllianzIM U.S. Equity Buffer15 Uncapped Feb ETF, AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF, AllianzIM U.S. Equity Buffer15 Uncapped May ETF, AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF, AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF, AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF, AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF, AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF, AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF, and AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF and the Statement of Additional Information for all of the series of the Trust included  in Post-Effective Amendment Nos. 85/88 (“PEA No. 85”) to the Registration Statement of the Trust that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in PEA No. 85 to the Registration Statement of the Trust, which was filed with the Securities and Exchange Commission electronically via EDGAR on February 27, 2026.

If you have any questions or comments, please contact the undersigned.

Sincerely,

AIM ETF Products Trust

By: /s/ Amanda Farren
     _________________________
     Amanda Farren, Secretary

763/765-7500
Amanda.Farren@allianzlife.com

Allianz Investment Management LLC, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297. www.allianzlife.com

Allianz Investment Management LLC is a registered investment adviser that is a wholly owned subsidiary of Allianz Life
Insurance Company of North America. This information is confidential and is intended only for the use of the individual(s)
and/or entity/entities named above. This information should not be copied, forwarded, or further disseminated.